Offerings	Nov. 06, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Capital Stock, $1.25 par value (common stock)
Offering Note
(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices, including an indeterminate number of shares of common stock, of the Registrant that may be issued upon conversion, exchange, exercise or settlement of, or as dividends on, the preferred stock of the Registrant offered or sold pursuant to this Registration Statement. Additionally, under Rule 416 under the Securities Act, the number of securities registered hereby includes an indeterminate number of such securities that may be issued in connection with stock splits, stock dividends, anti-dilution provisions of any of the securities, or similar transactions. Separate consideration may or may not be received for securities that are issued upon conversion, exchange, exercise or settlement of, or as dividends on, other securities offered pursuant to this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value
Offering Note
(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices, including an indeterminate number of shares of common stock, of the Registrant that may be issued upon conversion, exchange, exercise or settlement of, or as dividends on, the preferred stock of the Registrant offered or sold pursuant to this Registration Statement. Additionally, under Rule 416 under the Securities Act, the number of securities registered hereby includes an indeterminate number of such securities that may be issued in connection with stock splits, stock dividends, anti-dilution provisions of any of the securities, or similar transactions. Separate consideration may or may not be received for securities that are issued upon conversion, exchange, exercise or settlement of, or as dividends on, other securities offered pursuant to this Registration Statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices, including an indeterminate number of shares of common stock, of the Registrant that may be issued upon conversion, exchange, exercise or settlement of, or as dividends on, the preferred stock of the Registrant offered or sold pursuant to this Registration Statement. Additionally, under Rule 416 under the Securities Act, the number of securities registered hereby includes an indeterminate number of such securities that may be issued in connection with stock splits, stock dividends, anti-dilution provisions of any of the securities, or similar transactions. Separate consideration may or may not be received for securities that are issued upon conversion, exchange, exercise or settlement of, or as dividends on, other securities offered pursuant to this Registration Statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices, including an indeterminate number of shares of common stock, of the Registrant that may be issued upon conversion, exchange, exercise or settlement of, or as dividends on, the preferred stock of the Registrant offered or sold pursuant to this Registration Statement. Additionally, under Rule 416 under the Securities Act, the number of securities registered hereby includes an indeterminate number of such securities that may be issued in connection with stock splits, stock dividends, anti-dilution provisions of any of the securities, or similar transactions. Separate consideration may or may not be received for securities that are issued upon conversion, exchange, exercise or settlement of, or as dividends on, other securities offered pursuant to this Registration Statement.

(3)	Representing warrants to purchase shares of our common stock, preferred stock and/or debt securities.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices, including an indeterminate number of shares of common stock, of the Registrant that may be issued upon conversion, exchange, exercise or settlement of, or as dividends on, the preferred stock of the Registrant offered or sold pursuant to this Registration Statement. Additionally, under Rule 416 under the Securities Act, the number of securities registered hereby includes an indeterminate number of such securities that may be issued in connection with stock splits, stock dividends, anti-dilution provisions of any of the securities, or similar transactions. Separate consideration may or may not be received for securities that are issued upon conversion, exchange, exercise or settlement of, or as dividends on, other securities offered pursuant to this Registration Statement.

(4)
Representing purchase contracts, including contracts obligating holders to purchase from us, and for us to sell to holders, a specific or variable number of our debt securities, shares of common stock, preferred stock, warrants or rights, or securities of an entity unaffiliated with us, or any combination of the above, as described in the applicable prospectus supplement.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices, including an indeterminate number of shares of common stock, of the Registrant that may be issued upon conversion, exchange, exercise or settlement of, or as dividends on, the preferred stock of the Registrant offered or sold pursuant to this Registration Statement. Additionally, under Rule 416 under the Securities Act, the number of securities registered hereby includes an indeterminate number of such securities that may be issued in connection with stock splits, stock dividends, anti-dilution provisions of any of the securities, or similar transactions. Separate consideration may or may not be received for securities that are issued upon conversion, exchange, exercise or settlement of, or as dividends on, other securities offered pursuant to this Registration Statement.

(5)
Representing units consisting of common stock, preferred stock, one or more debt securities, warrants, rights or purchase contacts for the purchase of common stock, preferred stock and/or debt securities in one or more series, in any combination.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering Note
(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices, including an indeterminate number of shares of common stock, of the Registrant that may be issued upon conversion, exchange, exercise or settlement of, or as dividends on, the preferred stock of the Registrant offered or sold pursuant to this Registration Statement. Additionally, under Rule 416 under the Securities Act, the number of securities registered hereby includes an indeterminate number of such securities that may be issued in connection with stock splits, stock dividends, anti-dilution provisions of any of the securities, or similar transactions. Separate consideration may or may not be received for securities that are issued upon conversion, exchange, exercise or settlement of, or as dividends on, other securities offered pursuant to this Registration Statement.

(6)	Representing fractional interests in shares of preferred stock, rather than full shares of preferred stock, containing such rights and subject to such terms and conditions as we may specify.